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                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-70754


[LOGO]





PROSPECTUS DECEMBER 28, 2001



       AXA PREMIER VIP TRUST

                                   AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                                   AXA PREMIER VIP LARGE CAP CORE EQUITY
                                   PORTFOLIO

                                   AXA PREMIER VIP LARGE CAP VALUE
                                   PORTFOLIO

                                   AXA PREMIER VIP SMALL/MID CAP GROWTH
                                   PORTFOLIO

                                   AXA PREMIER VIP SMALL/MID CAP VALUE
                                   PORTFOLIO

                                   AXA PREMIER VIP INTERNATIONAL EQUITY
                                   PORTFOLIO

                                   AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                                   AXA PREMIER VIP HEALTH CARE PORTFOLIO

                                   AXA PREMIER VIP CORE BOND PORTFOLIO



                                   The Securities and Exchange Commission
                                   has not approved any portfolio's shares
                                   or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



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INTRODUCTION

AXA Premier VIP Trust is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A shares of each of the AXA Premier VIP Trust portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as "sector portfolios." Information on each portfolio, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a portfolio is not a fundamental policy and may be changed without a shareholder vote.


AXA Premier VIP Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.



The investment manager to each portfolio is Equitable. The day-to-day portfolio management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus. Equitable may allocate a portfolio's assets to additional sub-advisers subject to approval of the portfolio's board of trustees. In addition, Equitable may, subject to the approval of the portfolio's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated Adviser"), such as Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.


The co-distributors for each portfolio are AXA Advisors, LLC and Equitable Distributors, Inc. ("EDI"). It is anticipated that by January 2002, AXA Distributors, LLC ("AXA Distributors") will become a successor by merger to all of the functions, rights and obligations of EDI, including the role of Distributor of shares of the Trust. Like EDI, AXA Distributors is owned by Equitable Holdings, LLC.



The portfolios are newly organized and have no operating history or performance information prior to the date of this prospectus. Performance of the portfolios will vary over time.

An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

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Table of

CONTENTS

GOALS, STRATEGIES & RISKS

AXA Premier VIP Large Cap Growth Portfolio................................  1
AXA Premier VIP Large Cap Core Equity Portfolio...........................  2
AXA Premier VIP Large Cap Value Portfolio.................................  3
AXA Premier VIP Small/Mid Cap Growth Portfolio............................  4
AXA Premier VIP Small/Mid Cap Value Portfolio.............................  5
AXA Premier VIP International Equity Portfolio............................  6
AXA Premier VIP Technology Portfolio......................................  7
AXA Premier VIP Health Care Portfolio.....................................  9

AXA Premier VIP Core Bond Portfolio......................................  10

MORE ABOUT INVESTMENT STRATEGIES & RISKS

More About Investment Strategies & Risks.................................  12

MANAGEMENT TEAM

The Manager and the Sub-advisers.........................................  14

PORTFOLIO SERVICES


Buying and Selling Shares................................................  24
Restrictions on Buying and Selling Shares................................  24
How Portfolio Shares are Priced..........................................  25
Dividends and Other Distributions........................................  26
Tax Consequences.........................................................  26
Glossary of Terms........................................................  27


APPENDIX: More Information About Sub-Advisers...................   Appendix-1

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AXA PREMIER VIP LARGE CAP GROWTH PORFOLIO

                              MANAGER:        Equitable

                              SUB-ADVISERS:   Alliance Capital Management L.P.
                                              Dresdner RCM Global Investors LLC
                                              TCW Investment Management Company

Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.


o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.


o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."


                                                                               1
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AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                 MANAGER:      Equitable


                 SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                               Janus Capital Corporation
                               Thornburg Investment Management, Inc.

Key Terms

o CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.

INVESTMENT GOAL

Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.


o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.


o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."


2
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AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                                MANAGER:      Equitable


                                SUB-ADVISERS: Alliance Capital Management L.P.
                                              Institutional Capital Corporation
                                              MFS Investment Management

Key Terms

o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."


                                                                               3
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AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                                 MANAGER:      Equitable


                                 SUB-ADVISERS: Alliance Capital Management L.P.
                                               MFS Investment Management
                                               RS Investment Management, LP

Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "growth" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.


o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."


4
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AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                          MANAGER:      Equitable

                          SUB-ADVISERS: AXA Rosenberg Investment Management LLC
                                        The Boston Company Asset Management, LLC
                                        TCW Investment Management Company

Key Terms

o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.


o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.


o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

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AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                MANAGER:      Equitable

                SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                              Bank of Ireland Asset Management (U.S.) Limited OppenheimerFunds, Inc.

Key Term

o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the U.S.

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio's success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Foreign Investing and Emerging Markets Risks -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                             MANAGER:      Equitable

                             SUB-ADVISERS: Alliance Capital Management L.P.
                                           Dresdner RCM Global Investors LLC
                                           Firsthand Capital Management, Inc.

Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Technology Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience significant volatility greater than stock funds investing in a broader range of industries.

o Small- and Mid-Capitalization Risk -- Many companies in the technology sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP HEALTH CARE PORTFOLIO

                               MANAGER:      Equitable

                               SUB-ADVISERS: A I M Capital Management, Inc.
                                             Dresdner RCM Global Investors LLC
                                             Wellington Management Company, LLP

Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies and companies with large- and mid-capitalization levels.

The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Health Care Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.


o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.


o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience significant volatility greater than stock funds investing in a broader range of industries.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP CORE BOND PORTFOLIO

                 MANAGER:     Equitable

                 SUB-ADVISER: BlackRock Advisors, Inc.
                              Pacific Investment Management Company LLC (PIMCO)

Key Term

o TOTAL RETURN -- A way of measuring portfolio performance. Total return is based on a calculation that takes into account dividends, capital gain distributions and the increase or decrease in share price.

INVESTMENT GOAL

To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a "bond." The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.


The portfolio may also invest in high yield securities ("junk bonds") rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Service or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to two or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.


The portfolio's sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio's sub-advisers may, when consistent with the portfolio's investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Credit/Default Risk -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. High yield securities may involve a substantial risk of default. For more information see "Credit Quality Risk" in "More About Investment Strategies and Risks."

o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.


o Interest Rate Risk -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Liquidity Risk -- The risk that exists when particular investments are difficult to purchase or sell. A portfolio's investment in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

o Mortgage-Backed and Asset-Backed Securities Risk -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

o Derivatives Risk -- The portfolio's investments in derivatives may rise or fall more rapidly than other investments.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

ADDITIONAL RISKS


The portfolios have principal investment strategies that come with inherent risks. Each portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all the portfolios.


CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK AND CREDIT RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.

CREDIT QUALITY RISK. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market of the bond. Only the Health Care Portfolio, Technology Portfolio and Core Bond Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.

MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

SPECIAL SITUATIONS RISK. The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the portfolio.


UNSEASONED COMPANIES RISK. The Small/Mid Cap Growth Portfolio, International Equity Portfolio and Technology Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.


ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the portfolios. For further information about investment strategies, see the portfolios' Statement of Additional Information ("SAI").


DERIVATIVES. The portfolios can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

PORTFOLIO TURNOVER. The portfolios do not restrict the frequency of trading to limit expenses. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). It is anticipated that the Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, and Core Bond Portfolio may have high portfolio turnover.

MANAGEMENT TEAM

The Manager and the Sub-advisers

THE MANAGER


Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.



As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.


In its capacity as manager, Equitable has access to detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the portfolio's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to its board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and each portfolio's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the portfolio's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio's shareholders. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable.

MANAGEMENT TEAM

THE SUB-ADVISERS

Each portfolio's investments are selected by two or more sub-advisers. The following table describes each portfolio's sub-advisers, portfolio manager(s) and each portfolio manager's business experience. Additional information about each sub-adviser is contained in the Appendix.


                                  SUB-ADVISERS AND
 PORTFOLIO                        PORTFOLIO MANAGER(S)             BUSINESS EXPERIENCE
 ---------                        --------------------             -------------------
 AXA Premier VIP Large Cap Growth ALLIANCE CAPITAL MANAGEMENT L.P. Mr. Baird has been Vice President and a Portfolio Manager of
 Portfolio                        1345 Avenue of the Americas      Alliance Capital Management L.P. ("Alliance Capital") since
                                  New York, NY 10105               1999. Mr. Baird joined Alliance Capital as an Assistant Vice
                                                                   President in 1994.
                                  Portfolio Manager
                                  William D. Baird

                                  DRESDNER RCM GLOBAL INVESTORS     Ms. Bersot has been a Managing Director and Senior Portfolio
                                  LLC                               Manager of Dresdner RCM Global Investors LLC ("Dresdner")
                                  Four Embarcadero Center           since she joined the firm in 1999. Prior to joining Dresdner,
                                  San Francisco, CA 94111           Ms. Bersot was a Senior Vice President at McMorgan & Co. from
                                                                    1990 to 1999.
                                  Portfolio Managers
                                  Mary M. Bersot                    Mr. Reicher has been a Managing Director and Co-Chief
                                  Seth A. Reicher                   Investment Officer of Dresdner since 2000 and has been a Senior
                                                                    Portfolio Manager since 1997. Mr. Reicher joined Dresdner as an
                                                                    Analyst in 1993. Prior to joining Dresdner, Mr. Reicher was an
                                                                    Analyst and then Portfolio Manager at Associated Capital and later Capitalcorp Asset Management from 1986 to 1992.

                                  TCW INVESTMENT MANAGEMENT         Mr. Bickerstaff has been a Managing Director of TCW Investment
                                  COMPANY                           Management Company ("TCW") since he joined the firm in 1998.
                                  865 South Figueroa Street         Prior to joining TCW, he was a Vice President and Senior
                                  Los Angeles, CA 90017             Portfolio Manager at Transamerica Investment Services from 1987 to 1998.
                                  Portfolio Managers
                                  Glen E. Bickerstaff               Mr. Beitner has been a Managing Director of TCW since he joined
                                  Brian M. Beitner                  the firm in 1998. Prior to joining TCW, he was a Senior Vice
                                  Leigh R. Crawford                 President with Scudder Kemper Investments from 1990 to 1998.

                                                                    Mr. Crawford has been a Managing Director of TCW since 2001.
                                                                    He joined TCW in 1994 as an Analyst in TCW's Equities Research
                                                                    Department and was promoted to Senior Vice President in 1999.

MANAGEMENT TEAM

                                 SUB-ADVISERS AND
 PORTFOLIO                       PORTFOLIO MANAGER(S)              BUSINESS EXPERIENCE
 ---------                       --------------------              --------------------
 AXA Premier VIP Large Cap Core  ALLIANCE CAPITAL MANAGEMENT L.P.  The Portfolio Management Team consists of a core group of
 Equity Portfolio                (BERNSTEIN INVESTMENT RESEARCH    senior investment and research professionals of the Bernstein
                                 AND MANAGEMENT UNIT)              Investment Research and Management unit ("Bernstein Unit") of
                                 1345 Avenue of the Americas       Alliance Capital Management L.P. ("Alliance Capital").
                                 New York, NY 10105
                                                                   Marilyn G. Fedak chairs the US Equity Investment Policy Group.
                                 Portfolio Management Team         Ms. Fedak has been the Chief Investment Officer -- U.S. Value
                                                                   Equities and an Executive Vice President at Alliance Capital
                                                                   since 2000. She was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein
                                                                   & Co., Inc. ("Bernstein") from 1993 to 2000 when Bernstein became the Bernstein Unit of Alliance Capital.

                                 JANUS CAPITAL CORPORATION         Mr. Pinto has been a Portfolio Manager with Janus Capital
                                 100 Fillmore Street               Corporation since 1994. Prior to joining Janus, Mr. Pinto
                                 Denver, CO 80206                  analyzed telecommunications and financial services companies for a family investment firm.
                                 Portfolio Manager
                                 E. Marc Pinto

                                 THORNBURG INVESTMENT              Mr. Fries has been a Managing Director and Portfolio Manager of
                                 MANAGEMENT, INC.                  Thornburg Investment Management, Inc. ("Thornburg") since
                                 119 East Marcy Street             1995. Prior to joining Thornburg, he was with USAA as a
                                 Santa Fe, NM 87501                Portfolio Manager and Analyst from 1975 to 1995.

                                 Portfolio Manager
                                 William V. Fries

 AXA Premier VIP Large Cap Value ALLIANCE CAPITAL MANAGEMENT L.P.  Mr. Glatter has been a Senior Vice President and Portfolio
 Portfolio                       1345 Avenue of the Americas       Manager of Alliance Capital Management L.P. ("Alliance
                                 New York, NY 10105                Capital") since 1999. Mr. Glatter joined Alliance Capital as an
                                 Portfolio Manager                 equity analyst and portfolio manager in 1993.
                                 Aryeh Glatter

                                 INSTITUTIONAL CAPITAL CORPORATION Mr. Lyon has been President and Chief Investment Officer of
                                 225 West Wacker Dr.               Institutional Capital Corporation ("ICAP") since 1992. He was
                                 Suite 2400                        an Analyst with ICAP from 1976 to 1981 and returned in 1988 as
                                 Chicago, IL 60606                 Director of Research before leading a group in buying out the firm's founder.
                                 Portfolio Manager
                                 Robert H. Lyon

                                 MFS INVESTMENT MANAGEMENT         Ms. Nurme has been the Director of Value Portfolio Management
                                 500 Boylston Street               of MFS Investment Management ("MFS") since 1994. Ms. Nurme
                                 Boston, MA 02116                  joined MFS as a Research Analyst in 1987.
                                 Portfolio Manager
                                 Lisa B. Nurme


MANAGEMENT TEAM

                               SUB-ADVISERS AND
 PORTFOLIO                     PORTFOLIO MANAGER(S)             BUSINESS EXPERIENCE
 ---------                     --------------------             --------------------
 AXA Premier VIP Small/Mid Cap ALLIANCE CAPITAL MANAGEMENT L.P. Mr. Aronow has been a Senior Vice President of Alliance Capital
 Growth Portfolio              1345 Avenue of the Americas      Management L.P. ("Alliance Capital") since 2000. Mr. Aronow
                               New York, NY 10105               joined Alliance Capital as a Vice President and Portfolio Manager
                                                                in 1999. Prior to joining Alliance Capital, he was responsible for
                               Portfolio Managers               research and portfolio management of the small cap consumer
                               Bruce K. Aronow                  sectors at INVESCO (NY) from 1997 to 1999. Mr. Aronow joined
                               N. Kumar Kirpalani               Chancellor Capital Management, predecessor to INVESCO (NY),
                               Samantha S. Lau                  as a small cap analyst in 1994.
                               Mark A. Attalienti
                                                                Mr. Kirpalani has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining
                                                                Alliance Capital, he was responsible for research and portfolio management of the small cap industrial, financial and energy sectors at INVESCO (NY) from 1997 to 1999. Mr. Kirpalani joined
                                                                Chancellor Capital Management, predecessor to INVESCO (NY), as a small cap analyst in 1993.

                                                                Ms. Lau has been a Vice President and Portfolio Manager since she joined Alliance Capital in 1999. Prior to joining Alliance
                                                                Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from 1997 to 1999. Ms. Lau joined
                                                                Chancellor Capital Management as a small cap analyst in 1997 before it became INVESCO (NY). Prior to that, she was a
                                                                healthcare securities analyst with Goldman Sachs from 1994 to
                                                                1997.

                                                                Mr. Attalienti has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining Alliance
                                                                Capital, he was responsible for covering the health care industry at Chase Asset Management from 1994 to 1999.

                               MFS INVESTMENT MANAGEMENT        Mr. Regan has been a Senior Vice President of MFS Investment
                               500 Boylston Street              Management ("MFS") since 1999. He joined MFS in 1989 as a
                               Boston, MA 02116                 Research Analyst and was promoted to Vice President in 1992
                               Portfolio Managers               and Portfolio Manager in 1993.
                               Mark Regan
                               David E. Sette-Ducati

                                                                Mr. Sette-Ducati has been a Vice President of MFS since 1999. He joined MFS in 1995 as a Research Analyst and was promoted to
                                                                Investment Officer in 1997 and Portfolio Manager in 2000.

                               RS INVESTMENT MANAGEMENT, LP     Mr. Seabern has been a Principal and Co-Portfolio Manager at RS
                               388 Market Street                Investment Management, LP ("RSIM") since 1999. He joined
                               Suite 1700                       RSIM in 1993 as an Analyst. Prior to joining RSIM, he was an
                               San Francisco, CA 94111          Analyst with Duncan-Hurst Capital Management from 1991 to
                               Portfolio Managers               1993.
                               John H. Seabern
                               John L. Wallace                  Mr. Wallace has been a Managing Director of RSIM since 1999.
                                                                He joined RSIM in 1995 as a Portfolio Manager. Prior to joining
                                                                RSIM, Mr. Wallace was a Vice President and Portfolio Manager at
                                                                OppenheimerFunds, Inc. from 1986 to 1995.

MANAGEMENT TEAM

                                 SUB-ADVISERS AND
 PORTFOLIO                       PORTFOLIO MANAGER(S)        BUSINESS EXPERIENCE
 ---------                       --------------------        -------------------
 AXA Premier VIP Small/Mid Cap   AXA ROSENBERG INVESTMENT    Investment decisions arise from AXA Rosenberg Investment
 Value Portfolio                 MANAGEMENT LLC              Management LLC's ("AXA Rosenberg") automatic expert system
                                 4 Orinda Way                processing which combines proprietary software programs and
                                 Building E                  comprehensive databases to replicate the decisions financial
                                 Orinda, CA 94563            experts might make in a perfect world. Therefore, AXA Rosenberg does not have Portfolio Managers as traditionally defined, but
                                 Portfolio Engineers         rather, the firm has Portfolio Engineers who research and monitor
                                 P. Douglas Burton           the portfolio's performance against the relevant benchmark and
                                 Syed A. Zamil               ensure compliance with the portfolio's objectives.

                                                             Mr. Burton has been a Portfolio Engineer of AXA Rosenberg since
                                                             1998. Prior to joining the firm, Mr. Burton was a Portfolio
                                                             Manager and an Analyst at Deseret Mutual Benefit
                                                             Administrators from 1988 to 1998.

                                                             Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg since
                                                             2000. Prior to joining the firm, Mr. Zamil was a Managing
                                                             Director at Capital Management from 1997 to 2000. From 1993 to 1997, Mr. Zamil was a consultant and regional manager at
                                                             BARRA.

                                 THE BOSTON COMPANY ASSET    Mr. Higgins has been a Senior Vice President since 1996 and Vice
                                 MANAGEMENT, LLC             Chairman and Director of The Boston Company Asset
                                 One Boston Place            Management, LLC ("BCAM") since 2001. Mr. Higgins has served
                                 Boston, MA 02108            as a Portfolio Manager of BCAM since 1995. He joined BCAM as a research analyst in 1988.
                                 Portfolio Manager
                                 Peter I. Higgins

                                 TCW INVESTMENT MANAGEMENT   Mr. Galluccio has been a Managing Director of TCW Investment
                                 COMPANY                     Management Company ("TCW") since 1997. He joined TCW in
                                 865 South Figueroa Street   1982 as an Equity Analyst. Prior to joining TCW, Mr. Galluccio
                                 Los Angeles, CA 90017       was a Securities Analyst with Lehman Brothers Kuhn Loeb, Inc.
                                                             from 1981 to 1982.
                                 Portfolio Managers
                                 Nicholas F. Galluccio       Ms. Schottenfeld has been a Managing Director of TCW since
                                 Susan I. Schottenfeld       1998. She joined TCW in 1985 as a Special Situations Analyst.
                                                             Prior to joining TCW, Ms. Schottenfeld was a Research Liaison to equity sales with Wertheim Schroder and Co. from 1983 to 1985.

MANAGEMENT TEAM

                                 SUB-ADVISERS AND
 PORTFOLIO                       PORTFOLIO MANAGER(S)              BUSINESS EXPERIENCE
 ---------                       --------------------              -------------------
 AXA Premier VIP International   ALLIANCE CAPITAL MANAGEMENT L.P.  The Portfolio Management Team consists of a core group of
 Equity Portfolio                (BERNSTEIN INVESTMENT RESEARCH    senior investment and research professionals of the Bernstein
                                 AND MANAGEMENT UNIT)              Investment Research and Management unit ("Bernstein Unit") of
                                 1345 Avenue of the Americas       Alliance Capital Management L.P. ("Alliance Capital").
                                 New York, NY 10105
                                                                   Andrew S. Adelson chairs the International Equity Investment
                                 Portfolio Management Team         Policy Group. Mr. Adelson has been Chief Investment Officer --
                                                                   International Value Equities and an Executive Vice President at
                                                                   Alliance Capital since 2000. He was Chief Investment Officer of
                                                                   International Investment Management Services at Sanford C.
                                                                   Bernstein & Co., Inc. ("Bernstein") from 1990 to 2000 when
                                                                   Bernstein became the Bernstein Unit of Alliance Capital.

                                 BANK OF IRELAND ASSET             Bank of Ireland Asset Management (U.S.) Limited's ("BIAM
                                 MANAGEMENT (U.S.) LIMITED         (U.S.)") management approach to its portion of the portfolio is
                                 26 Fitzwilliam Place              built on a team concept. The team of seventeen asset managers
                                 Dublin 2                          is headed by Chris Reilly, Chief Investment Officer. Mr. Reilly
                                 Ireland                           joined BIAM (U.S.)'s Asset Management Team in 1980 and has had overall responsibility for asset management since 1985.
                                 Portfolio Management Team
                                 Leader
                                 Chris Reilly

                                 OPPENHEIMERFUNDS, INC.            Mr. Evans has been a Vice President of OppenheimerFunds, Inc.
                                 6803 South Tucson Way             ("Oppenheimer") since October 1993 and of HarbourView Asset
                                 Englewood, CO 80112               Management Corporation, a subsidiary of Oppenheimer
                                                                   Acquisition Corp., since July 1994. He joined Oppenheimer in
                                 Portfolio Manager                 1990.
                                 George Evans

MANAGEMENT TEAM

                              SUB-ADVISERS AND
 PORTFOLIO                    PORTFOLIO MANAGER(S)               BUSINESS EXPERIENCE
 ---------                    --------------------               -------------------
 AXA Premier VIP Technology   ALLIANCE CAPITAL MANAGEMENT L.P.   Mr. Anastos has been a Senior Vice President and Portfolio
 Portfolio                    1345 Avenue of the Americas        Manager of Alliance Capital Management L.P. ("Alliance
                              New York, NY 10105                 Capital") since 1992. Mr. Anastos joined Alliance Capital as a
                                                                 Vice President and Research Analyst in 1986.
                              Portfolio Managers
                              Peter Anastos                      Mr. Malone has been a Senior Vice President and Portfolio
                              Gerald T. Malone                   Manager of Alliance Capital since 1995. Mr. Malone joined
                                                                 Alliance Capital as a Vice President, Research Analyst and
                                                                 Portfolio Manager in 1992.

                              DRESDNER RCM GLOBAL INVESTORS      Mr. Chen has been a Managing Director, Senior Analyst and
                              LLC                                Portfolio Manager of Dresdner RCM Global Investors LLC
                              Four Embarcadero Center            ("Dresdner") since 1994. He joined Dresdner in 1984 as a
                              San Francisco, CA 94111            Securities Analyst.

                              Portfolio Managers                 Mr. Price has been a Managing Director, Senior Analyst and
                              Huachen Chen                       Portfolio Manager of Dresdner since 1978. He joined Dresdner in
                              Walter C. Price                    1974 as a Senior Securities Analyst.

                              FIRSTHAND CAPITAL MANAGEMENT,      Mr. Landis has been the Chief Investment Officer of Firsthand
                              INC.                               Capital Management, Inc. since 1994.
                              125 South Market
                              Suite 1200
                              San Jose, CA 95113

                              Portfolio Manager
                              Kevin M. Landis

MANAGEMENT TEAM

                               SUB-ADVISERS AND
 PORTFOLIO                     PORTFOLIO MANAGER(S)             BUSINESS EXPERIENCE
 ---------                     --------------------             -------------------
 AXA Premier VIP Health Care   A I M CAPITAL MANAGEMENT, INC.   Mr. Izuel has been a Portfolio Manager with A I M Capital
 Portfolio                     11 Greenway Plaza                Management, Inc. ("AIM") since 1999. Mr. Izuel joined
                               Suite 100                        Chancellor LGT Asset Management, Inc. ("LGT") in 1997 as an
                               Houston, TX 77046                equity analyst before it was acquired by AIM in 1998. Mr. Izuel was a full time student at the University of Michigan from 1995
                               Portfolio Managers               to 1997.
                               Derek S. Izuel
                               Roger J. Mortimer                Mr. Mortimer has been a Portfolio Manager with AIM since 1998
                               Ron S. Sloan                     when AIM acquired LGT. Mr. Mortimer had been a Portfolio
                               Mike Yellen                      Manager at LGT since 1997. Prior to joining LGT, Mr. Mortimer was an assistant Portfolio Manager at Global Strategy Financial from 1994 to 1997.

                                                                Mr. Sloan has been a Portfolio Manager with AIM since 2000. He has been associated with AIM since 1998. Prior to joining AIM,
                                                                Mr. Sloan was President of Verissimo Research and Management
                                                                from 1993 to 1998.

                                                                Mr. Yellen has been a Senior Portfolio Manager with AIM since
                                                                1998 when AIM acquired LGT. Mr. Yellen joined LGT in 1994 as a research analyst and was promoted to Portfolio Manager in 1996.

                               DRESDNER RCM GLOBAL INVESTORS    Dr. Dauchot has been a Manager of Dresdner RCM Global
                               LLC                              Investors LLC ("Dresdner") since 1999. He joined Dresdner in
                               Four Embarcadero Center          1999 as an Analyst. Prior to joining Dresdner, Dr. Dauchot was a
                               San Francisco, CA 94111          Junior Analyst at Banc Boston Robertson from 1996 to 1998.

                               Portfolio Manager
                               Michael Dauchot

                               WELLINGTON MANAGEMENT            Ms. Gallo has been a Vice President of Wellington Management
                               COMPANY, LLP                     Company, LLP ("Wellington") since 1998. Ms. Gallo joined
                               75 State Street                  Wellington as a Global Industry Analyst in 1998. Prior to joining
                               Boston, MA 02109                 Wellington, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.
                               Portfolio Managers
                               Ann C. Gallo                     Ms. Hynes has been a Senior Vice President of Wellington since
                               Jean M. Hynes                    2001. Ms Hynes joined Wellington as a research assistant in
                               Kirk J. Mayer                    1991.
                               Joseph H. Schwartz
                                                                Mr. Mayer has been a Vice President of Wellington since 2001.
                                                                Mr. Mayer joined Wellington as a Global Industry Analyst in 1998.
                                                                Prior to joining Wellington, he attended the University of
                                                                Pennsylvania's Wharton School of Finance where he obtained his
                                                                MBA from 1996 to 1998, and he was an Operations Manager
                                                                with Lockheed Martin Corporation from 1994 to 1996.

                                                                Mr. Schwartz has been a Senior Vice President of Wellington since
                                                                1995. Mr. Schwartz joined Wellington as a Global Industry
                                                                Analyst in 1983.

MANAGEMENT TEAM

                             SUB-ADVISERS AND
 PORTFOLIO                   PORTFOLIO MANAGER(S)            BUSINESS EXPERIENCE
 ---------                   --------------------            -------------------
 AXA Premier VIP Core Bond   BLACKROCK ADVISORS, INC.        Mr. Amero has been a Managing Director and Portfolio Manager
 Portfolio                   100 Bellevue Parkway            of BlackRock Advisors, Inc. ("BAI") since 1990. Prior to joining
                             Wilmington, DE 19809            BAI, he was a Vice President in Fixed Income Research at The
                                                             First Boston Corporation from 1985 to 1990.
                             Portfolio Managers
                             Scott M. Amero                  Mr. Anderson has been a Managing Director and Chief
                             Keith T. Anderson               Investment Officer, Fixed Income of BAI since founding the firm in
                             Rajiv Sobti                     1988. Prior to founding BAI, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation from
                                                             1987 to 1988.

                                                             Dr. Sobti has been a Managing Director and Portfolio Manager of
                                                             BAI since 1998. Prior to joining BAI, he was a Managing Director and head of Quantitative Research at Donaldson Lufkin &
                                                             Jenrette from 1986 to 1998.

                             PACIFIC INVESTMENT MANAGEMENT   The Portfolio Management Team develops and implements
                             COMPANY LLC                     investment strategy for the portfolio.
                             840 Newport Center Dr.
                             Suite 360                       William H. Gross heads the Portfolio Management Team. Mr.
                             Newport Beach, CA 92658-6430    Gross is a Managing Director and the Chief Investment Officer of
                                                             Pacific Investment Management Company LLC ("PIMCO") and
                             Portfolio Management Team       has been associated with the firm for over 30 years. Mr. Gross was a founder of PIMCO.

MANAGEMENT FEES

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average net assets of the portfolio. The Core Bond Portfolio pays a management fee at an annual rate of 0.60% of the average net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, in addition to the management fee, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 and an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser.

EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2003 the expenses of each portfolio, the Manager has entered into an expense limitation agreement with AXA Premier VIP Trust with respect to the portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940), are limited to 1.10% for the Large Cap Growth Portfolio, the Large Cap Core Equity Portfolio and the Large Cap Value Portfolio, 1.35% for the Small/Mid Cap Growth Portfolio and the Small/Mid Cap Value Portfolio, 1.55% for the International Equity Portfolio, 1.60% for the Technology Portfolio and the Health Care Portfolio, and 0.70% for the Core Bond Portfolio.

MANAGEMENT TEAM

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

BUYING AND SELLING SHARES

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from AXA Premier VIP Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.




RESTRICTIONS ON BUYING AND SELLING SHARES


PURCHASE RESTRICTIONS


The portfolios reserve the right to suspend or change the terms of purchasing or selling shares.



PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.



 RESTRICTION                                                             SITUATION
 -----------                                                             ---------
 The portfolio may suspend the right of redemption or postpone           o  When the New York Stock Exchange is closed (other
 payment for more than 7 days:                                              than a weekend/holiday).

                                                                         o  During an emergency.

                                                                         o  Any other period permitted by the SEC.

 A portfolio may pay the redemption price in whole or part by a          o  When it is detrimental for a portfolio to make
 distribution in kind of readily marketable securities in lieu of cash      cash payments as determined in the sole discretion
 or may take up to 7 days to pay a redemption request in order to           of Equitable.
 raise capital:


PORTFOLIO SERVICES

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:


                   TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE =  ----------------------------------------------------------------------
                                      NUMBER OF OUTSTANDING SHARES

The net asset value of portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.


Generally, portfolio securities are valued as follows:

o Equity securities -- most recent sales price or if there is no sale, latest available bid price.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o    Short-term obligations -- amortized cost (which approximates market value).

o Securities traded on foreign exchanges -- most recent sales or bid price on the foreign exchange or market, unless an occurrence after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the portfolio's board of trustees at the close of regular trading on the Exchange.

o Options -- last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

o Futures -- last sales price or, if there is no sale, latest available bid price.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the portfolio's board of trustees believes accurately reflects fair value. This policy is intended to assure that the portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

DIVIDENDS AND OTHER DISTRIBUTIONS

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays dividends of net investment income monthly, and its gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.


TAX CONSEQUENCES

Each portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although AXA Premier VIP Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the AXA Premier VIP Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the AXA Premier VIP Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.


DIVERSIFICATION -- The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.


DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) -- The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

APPENDIX

MORE INFORMATION ABOUT SUB-ADVISERS

This Appendix provides additional information about, including past performance information of, the sub-advisers Equitable has initially selected to advise each portfolio.

            -----------------------------------------------------

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO. Alliance Capital Management L.P. ("Alliance Capital"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW") serve as sub-advisers to AXA Premier VIP Large Cap Growth Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $421 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $66.87 million in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $74.7 million in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.



AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO. Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, Janus Capital Corporation ("Janus") and Thornburg Investment Management, Inc. ("Thornburg") serve as sub-advisers to AXA Premier VIP Large Cap Core Equity Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $421 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of September 30, 2001, Janus had approximately $164 billion in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of September 30, 2001, Thornburg had approximately $4.39 billion in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.


AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO. Alliance Capital, Institutional Capital Corporation ("ICAP") and MFS Investment Management ("MFS") serve as sub-advisers to AXA Premier VIP Large Cap Value Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $421 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of September 30, 2001, ICAP had approximately $12.5 billion in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of September 30, 2001, MFS had approximately $122 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO. Alliance Capital, MFS and RS Investment Management, LP ("RSIM") serve as sub-advisers to AXA Premier VIP Small/Mid Cap Growth Portfolio.


                                   Appendix-1

APPENDIX

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $421 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.


MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of September 30, 2001, MFS had approximately $122 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership interest in RSIM Co. As of September 30, 2001, RSIM Co. had approximately $5.74 billion in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), The Boston Company Asset Management, LLC ("BCAM") and TCW serve as sub-advisers to AXA Premier VIP Small/Mid Cap Value Portfolio.

AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Investment Managers S. A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of September 30, 2001, AXA Rosenberg Group had approximately $9.36 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of September 30, 2001, BCAM had approximately $29.5 billion in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of September 30, 2001, TCW had approximately $74.7 million in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO. Alliance Capital, through its Bernstein unit, Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") and OppenheimerFunds, Inc. ("Oppenheimer") serve as sub-advisers to AXA Premier VIP International Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $421 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of September 30, 2001, BIAM (U.S.) had approximately $21.69 million in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of September 30, 2001, Oppenheimer and its subsidiaries had approximately $120 billion in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO. Alliance Capital, Dresdner and Firsthand Capital Management, Inc. ("Firsthand") serve as sub-advisers to AXA Premier VIP Technology Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of September 30, 2001, Alliance Capital had approximately $421 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $66.87 million in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.



                                   Appendix-2

APPENDIX


Kevin M. Landis is the controlling shareholder of Firsthand. As of September 30, 2001, Firsthand had approximately $1.58 billion in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.



AXA PREMIER VIP HEALTH CARE PORTFOLIO. AIM Capital Management, Inc. ("AIM"), Dresdner and Wellington Management Company, LLP ("Wellington") serve as sub-advisers to AXA Premier VIP Health Care Portfolio.


AIM is a wholly owned subsidiary of AIM Advisors, Inc. AIM Advisors, Inc. is a wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of September 30, 2001, AIM Management had approximately $141 billion in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.


Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of September 30, 2001, Dresdner had approximately $66.87 million in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.


Wellington is an employee owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of September 30, 2001, Wellington had approximately $287 billion in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.



AXA PREMIER VIP CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BAI") and Pacific Investment Management Company LLC ("PIMCO") serve as sub-advisers to AXA Premier VIP Core Bond Portfolio.



BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of September 30, 2001, BAI had approximately $226 billion in assets under management. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of September 30, 2001, PIMCO had approximately $234.9 billion in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92658-6430.


            -----------------------------------------------------

SUB-ADVISERS' PAST PERFORMANCE


For each sub-adviser, this Appendix presents past performance information for all accounts, unless otherwise noted, it manages with substantially similar investment objectives, policies and strategies as the portion of the AXA Premier VIP Trust portfolio that the sub-adviser will manage. Where a sub-adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Fund") to those of the portion of the AXA Premier VIP Trust portfolio that the sub-adviser will manage, the Comparable Fund's average total return is presented below in accordance with SEC mutual fund performance rules. Where a sub-adviser manages only advisory accounts or manages advisory accounts and sub-advises mutual funds in a manner that is substantially similar to the way in which it will manage a portion of the AXA Premier VIP Trust portfolio's assets, this Appendix presents the composite performance of all those accounts, excluding any Comparable Fund performance ("Account Composite Performance"). Comparable Funds and Account Composities with less than a twelve month since inception track record are not included.


Equitable requires the sub-advisers to present to Equitable the performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all its managed accounts and mutual funds, not just its best performing accounts. Equitable requests that the sub-adviser make certain representations concerning the appropriate presentation and calculation of Account Composite Performance.


Except as otherwise indicated, the Account Composite Performance is supplied by each sub-adviser to Equitable as a gross of fee basis and adjusted by Equitable only to deduct the anticipated Class A fees and expenses (assuming no expense caps or fee waivers) of the AXA Premier VIP Trust portfolio the sub-adviser is expected to advise. Actual fees will vary depending on, among other things, the applicable fee schedule and portfolio size. The fee schedule for each portfolio is included in the AXA Premier VIP Trust prospectus. Also included are




                                   Appendix-3

APPENDIX


performance figures for the benchmark indices of the AXA Premier VIP Trust portfolios. When a sub-adviser's management of a portion of an AXA Premier VIP Trust portfolio more closely resembles an index other than the portfolio's benchmark index and is tied to that other index or its benchmark, the performance of such index is also shown.


The performance information shown below does not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If it did, the results shown would be lower.



THE PAST PERFORMANCE OF THE SUB-ADVISERS IN MANAGING COMPARABLE FUNDS AND ADVISORY ACCOUNTS IS NO GUARANTEE OF FUTURE RESULTS IN MANAGING AN AXA PREMIER VIP TRUST PORTFOLIO. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS APPENDIX:

o PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE AXA PREMIER VIP TRUST PORTFOLIOS. The performance shown for the sub-advisers is not the performance of any AXA Premier VIP Trust portfolio and is not an indication of how the portfolio would have performed in the past or will perform in the future. The portfolios' performances in the future will be different from the sub-advisers' performances in advising the Comparable Funds and substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the portfolios and advisory accounts, different fees, expenses, performance calculation methods, portfolio size and composition. In particular, Account Composite Performance is not necessarily an indication of how any AXA Premier VIP Trust portfolio will perform, as those accounts may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on the portfolio's performance.

o AXA PREMIER VIP TRUST PORTFOLIOS HAVE MORE THAN ONE SUB-ADVISER. Each sub-adviser manages only a portion of a portfolio's assets. As a result, the future performance of each sub-adviser will affect the performance of an AXA Premier VIP Trust portfolio only with respect to the percentage of the portfolio's assets that it advises. Furthermore, the proportion of portfolio assets Equitable initially allocates to each sub-adviser may change over time since (a) Equitable can change the percentage of a portfolio's assets allocated to a sub-adviser at any time, and (b) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, Equitable expects to allocate a portfolio's assets approximately equally to each of its sub-advisers. You should consider Equitable's discretion to change the asset allocation among sub-advisers and the portfolios' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Comparable Fund and the Account Composite Performance.


o EQUITABLE CAN REPLACE A SUB-ADVISER, SUBJECT TO APPROVAL BY THE PORTFOLIO'S BOARD OF TRUSTEES, WITHOUT SHAREHOLDER APPROVAL. The structure of the AXA Premier VIP Trust portfolios permits Equitable, as the portfolios' investment manager, to retain and replace sub-advisers (subject to approval by the portfolio's board of trustees) without a shareholder vote. This arrangement gives Equitable more flexibility in responding to changing performance and other factors that Equitable determines may affect a sub-adviser's ability to advise the portfolio. It can also result in more frequent changes in sub-advisers than is experienced by portfolios whose shareholders must approve a sub-adviser change. More frequent changes in sub-advisers may increase portfolio turnover and portfolio expenses.


o SUB-ADVISER AND BENCHMARK PERFORMANCE ARE AVERAGES FOR THE PERIODS SHOWN. The information below shows average annual total rate of returns for the periods indicated and the average total rate of returns for the periods less than one year, but does not reflect the volatility that may occur within a given period. As discussed in the prospectus, many of the portfolios are in market sectors that experienced significant performance fluctuations within the periods presented.



o THERE HAVE BEEN SIGNIFICANT FLUCTUATIONS IN THE MARKET IN 2001 TO DATE. The performance for the periods shown, except the nine months ended September 30, 2001, is shown through December 31, 2000. While calendar year numbers for 2001 are not shown, each sub-adviser's performance in 2001 through the fiscal quarter ended September 30, 2001 is shown to illustrate the effects of the market volatility during this period.


                                   Appendix-4

APPENDIX



                                                        9
                                                     MONTHS        1 YEAR      3 YEARS
                                                     ENDED         ENDED        ENDED
 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO         9/30/01       12/31/00    12/31/00
 ------------------------------------------         -------       --------    --------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Composite -- Disciplined Growth Composite(1)       (32.05%)      (18.44%)     13.72%
 Russell 1000 Growth Index (Portfolio Benchmark)    (30.89%)      (22.42%)     12.74%
 DRESDNER RCM GLOBAL INVESTORS LLC
 Composite -- Large Cap Select Equity Composite     (31.23%)      (16.99%)     22.25%
 Russell 1000 Growth Index (Portfolio Benchmark)    (30.89%)      (22.42%)     12.74%
 TCW INVESTMENT MANAGEMENT COMPANY
 Fund -- TCW Galileo Select Equities Fund
 (Class I shares)(2)                                (35.91%)       (6.22%)     22.75%
 Composite -- TCW Concentrated Core Equities
 Supplemental                                       (36.68%)       (5.48%)     23.75%
 Russell 1000 Growth Index (Portfolio Benchmark)    (30.89%)      (22.42%)     12.74%



                                                                10
                                                   5 YEARS     YEARS      SINCE        SINCE
                                                    ENDED      ENDED    INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO       12/31/00   12/31/00     (FUND)    (COMPOSITE)      DATE
 ------------------------------------------       --------   --------   ---------   -----------    ---------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Composite -- Disciplined Growth Composite(1)      19.52%     17.83%        N/A           N/A          N/A
 Russell 1000 Growth Index (Portfolio Benchmark)   18.15%     17.33%        N/A           N/A          N/A
 DRESDNER RCM GLOBAL INVESTORS LLC
 Composite -- Large Cap Select Equity Composite    24.29%     19.62%        N/A           N/A          N/A
 Russell 1000 Growth Index (Portfolio Benchmark)   18.15%     17.33%        N/A           N/A          N/A
 TCW INVESTMENT MANAGEMENT COMPANY
 Fund -- TCW Galileo Select Equities Fund
 (Class I shares)(2)                               22.31%      N/A         18.61%         N/A       07/01/91
 Composite -- TCW Concentrated Core Equities
 Supplemental                                      23.20%     20.06%        N/A           N/A          N/A
 Russell 1000 Growth Index (Portfolio Benchmark)   18.15%     17.33%       16.16%         N/A          N/A





                                                    9
                                                  MONTHS       1 YEAR     3 YEARS    5 YEARS
 AXA PREMIER VIP LARGE CAP CORE EQUITY             ENDED        ENDED      ENDED      ENDED
 PORTFOLIO                                        9/30/01     12/31/00    12/31/00   12/31/00
 -------------------------------------           --------    ---------    --------   --------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 (BERNSTEIN UNIT)
 Composite -- Diversified Value (Optimized vs.
 S&P 500)(3)                                       (7.48%)       3.64%      8.68%     15.28%
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                       (20.38%)      (9.11%)    12.26%     18.33%
 JANUS CAPITAL CORPORATION
 Composite -- Janus Large Cap Growth Composite
 (Sep. Acc Only)                                  (34.92%)     (13.55%)    20.06%     24.49%
 Composite--Janus Large Cap Growth Composite
 (Sub-Advised Mutual Fund Only)(4)                (35.49%)     (13.92%)    19.13%     20.89%
 Russell 1000 Growth Index                        (30.89%)     (22.42%)    12.74%     18.15%
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                       (20.38%)      (9.11%)    12.26%     18.33%
 THORNBURG INVESTMENT MANAGEMENT, INC.
 Fund -- Thornburg Value Fund (Class C shares)(5) (17.23%)       3.14%     19.46%     25.35%
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                       (20.38%)      (9.11%)    12.26%     18.33%



                                                    10
                                                   YEARS       SINCE        SINCE
 AXA PREMIER VIP LARGE CAP CORE EQUITY             ENDED    INCEPTION    INCEPTION     INCEPTION
 PORTFOLIO                                       12/31/00     (FUND)    (COMPOSITE)      DATE
 ------------------------------------------      --------   ---------   -----------    ----------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 (BERNSTEIN UNIT)
 Composite -- Diversified Value (Optimized vs.
 S&P 500)(3)                                     16.80%        N/A           N/A          N/A
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                      17.46%        N/A           N/A          N/A
 JANUS CAPITAL CORPORATION
 Composite -- Janus Large Cap Growth Composite
 (Sep. Acc Only)                                 21.51%        N/A           N/A          N/A
 Composite--Janus Large Cap Growth Composite
 (Sub-Advised Mutual Fund Only)(4)               18.66%        N/A           N/A          N/A
 Russell 1000 Growth Index                       17.33%        N/A           N/A          N/A
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                      17.46%        N/A           N/A          N/A
 THORNBURG INVESTMENT MANAGEMENT, INC.
 Fund -- Thornburg Value Fund (Class C shares)(5)  N/A        23.86%         N/A        10/02/95
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                        N/A        18.82%         N/A          N/A


----------
(1) The Discipline Growth Composite includes only accounts with more than $10 million in assets.

(2)  TCW Galileo Select Equities Fund is a non-diversified fund.

(3) Through 1991, the Diversified Value Composite included only accounts with more than $5 million in assets.

(4) Performance reported after deduction: (i) of sub-advised mutual fund fees and all applicable expenses of sub-advised mutual funds included in the Account Composite, and (ii) the anticipated AXA Premier VIP Large Cap Core Equity Portfolio's Class A fees and expenses.


(5) Thornburg also has Thornburg Large Cap Composite. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (nine months ended September 30, 2001, the one year, three years and five years ended December 31, 2000 and the period since its inception on October 2, 1995 through December 31, 2000) is (16.78%), 4.33%, 20.90%, 26.90% and 22.61%,
     respectively.


                                   Appendix-5

APPENDIX


                                                       9
                                                    MONTHS      1 YEAR     3 YEARS    5 YEARS
                                                    ENDED        ENDED      ENDED      ENDED
 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO         9/30/01     12/31/00   12/31/00   12/31/00
 ------------------------------------------        --------   ---------   --------   --------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Fund -- Alliance Growth and Income Fund (Class B
 shares)                                           (13.05%)     12.79%     14.33%     18.65%
 Composite -- Disciplined Value Composite(6)       (12.72%)     14.60%     14.99%     19.57%
 Russell 1000 Value Index (Portfolio Benchmark)    (12.07%)      7.01%      9.93%     16.91%
 INSTITUTIONAL CAPITAL CORPORATION
 Fund -- ICAP Select Equity Portfolio(7)           (11.47%)      9.49%     17.10%      N/A
 Russell 1000 Value Index (Portfolio Benchmark)    (12.07%)      7.01%      9.93%      N/A
 MFS INVESTMENT MANAGEMENT
 Fund -- MFS Value Fund (Class B shares)           (15.48%)     28.53%     16.69%      N/A
 Composite -- MFS Large Cap Value Equity
 Composite                                         (14.89%)     29.82%     17.60%     20.81%
 Russell 1000 Value Index (Portfolio Benchmark)    (12.07%)      7.01%      9.93%     16.91%


                                                    10
                                                   YEARS       SINCE      SINCE
                                                   ENDED    INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO        12/31/00     (FUND)    (COMPOSITE)      DATE
 ------------------------------------------       --------  ---------    -----------   ----------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Fund -- Alliance Growth and Income Fund (Class B
 shares)                                           14.87%        N/A          N/A           N/A
 Composite -- Disciplined Value Composite(6)         N/A         N/A         22.29%      12/31/94
 Russell 1000 Value Index (Portfolio Benchmark)    17.37%        N/A         20.24%         N/A
 INSTITUTIONAL CAPITAL CORPORATION
 Fund -- ICAP Select Equity Portfolio(7)             N/A        17.10%        N/A        12/31/97
 Russell 1000 Value Index (Portfolio Benchmark)      N/A         9.93%        N/A           N/A
 MFS INVESTMENT MANAGEMENT
 Fund -- MFS Value Fund (Class B shares)             N/A        17.77%        N/A        11/04/97
 Composite -- MFS Large Cap Value Equity
 Composite                                         17.86%        N/A          N/A           N/A
 Russell 1000 Value Index (Portfolio Benchmark)    17.37%       11.91%(8)     N/A           N/A



                                                       9
                                                     MONTHS       1 YEAR     3 YEARS
 AXA PREMIER VIP SMALL/MID CAP GROWTH                ENDED         ENDED      ENDED
 PORTFOLIO                                          9/30/01      12/31/00    12/31/00
 ------------------------------------------         -------      ---------   --------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Fund -- Alliance Quasar Fund (Class B shares)(9)   (31.34%)       (8.34%)     N/A
 Composite -- Small Cap Growth Composite(10)        (29.34%)       18.12%     13.35%
 Russell 2000 Growth Index                          (28.05%)      (22.43%)     3.96%
 Russell 2500 Growth Index (Portfolio Benchmark)    (29.18%)      (16.09%)    10.39%
 MFS INVESTMENT MANAGEMENT
 Fund -- MFS Mid Cap Fund (Class B shares)(11)      (37.07%)        6.95%     31.29%
 Composite -- MFS Mid Cap Growth Equity
 Composite                                          (38.48%)        8.18%     31.26%
 Russell Mid Cap Growth Index                       (37.16%)      (11.75%)    16.32%
 Russell 2500 Growth Index (Portfolio Benchmark)    (29.18%)      (16.09%)    10.39%
 RS INVESTMENT MANAGEMENT, LP
 Fund -- Diversified Growth Fund(12)                (25.45%)      (26.91%)    28.59%
 Russell 2000 Growth Index                          (28.05%)      (22.43%)     3.96%
 Russell 2500 Growth Index (Portfolio Benchmark)    (29.18%)      (16.09%)    10.39%



                                                               10
                                                  5 YEARS     YEARS       SINCE        SINCE
 AXA PREMIER VIP SMALL/MID CAP GROWTH              ENDED      ENDED    INCEPTION    INCEPTION     INCEPTION
 PORTFOLIO                                       12/31/00   12/31/00     (FUND)    (COMPOSITE)      DATE
 ------------------------------------------      --------   ---------  ---------   -----------    ---------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Fund -- Alliance Quasar Fund (Class B shares)(9)   N/A        N/A         N/A         N/A           N/A
 Composite -- Small Cap Growth Composite(10)       19.30%     18.93%       N/A         N/A           N/A
 Russell 2000 Growth Index                          7.14%     12.80%       N/A         N/A           N/A
 Russell 2500 Growth Index (Portfolio Benchmark)   12.18%     15.72%       N/A         N/A           N/A
 MFS INVESTMENT MANAGEMENT
 Fund -- MFS Mid Cap Fund (Class B shares)(11)     24.36%      N/A        21.15%       N/A        12/01/93
 Composite -- MFS Mid Cap Growth Equity
 Composite                                         25.36%      N/A         N/A        25.91%      10/01/94
 Russell Mid Cap Growth Index                      17.77%      N/A        17.25%      19.17%         N/A
 Russell 2500 Growth Index (Portfolio Benchmark)   12.18%      N/A        13.45%      14.67%         N/A
 RS INVESTMENT MANAGEMENT, LP
 Fund -- Diversified Growth Fund(12)                N/A        N/A        32.07%       N/A        08/01/96
 Russell 2000 Growth Index                          N/A        N/A         8.21%       N/A           N/A
 Russell 2500 Growth Index (Portfolio Benchmark)    N/A        N/A        13.14%       N/A           N/A



----------
(6) The Discipline Value Composite includes only accounts with more than $10 million in assets.

(7)  ICAP Select Equity Portfolio is a non-diversified fund.

(8) Since the Russell 1000 Value Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(9) Fund performance prior to January 1, 2000 is not presented because the sub-adviser believes that prior to that date the Alliance Quasar Fund was not managed with substantially similar strategies to the portion of the AXA Premier VIP Small/Mid Cap Growth Portfolio it will manage.

(10) The Small Cap Growth Composite includes only accounts with more than $10 million in assets.

(11) MFS Mid Cap Fund is a non-diversified fund.

(12) RSIM also has Diversified Growth Composite. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (nine months ended September 30, 2001, the one year, three years ended December 31, 2000 and the period since its inception on August 1, 1996 through December 31, 2000) is (25.59%), (27.69%), 27.79% and 32.33%, respectively.



                                   Appendix-6

APPENDIX



                                                     9
                                                   MONTHS      1 YEAR    3 YEARS    5 YEARS
 AXA PREMIER VIP SMALL/MID CAP VALUE                ENDED      ENDED      ENDED      ENDED
 PORTFOLIO                                         9/30/01    12/31/00   12/31/00   12/31/00
 ------------------------------------------       --------   ---------  ---------   -----------
 AXA ROSENBERG INVESTMENT MANAGEMENT LLC
 Composite -- Mid/Small Cap Value Composite         (3.99%)     N/A        N/A        N/A
 Russell 2500 Value Index (Portfolio Benchmark)     (5.61%)     N/A        N/A        N/A
 THE BOSTON COMPANY ASSET MANAGEMENT, LLC
 Composite -- Premier Value Equity Composite(13)   (12.64%)    27.70%     16.32%     21.76%
 Russell Midcap Value Index                         (8.66%)    19.18%      7.75%     15.12%
 Russell 2500 Value Index (Portfolio Benchmark)     (5.61%)    20.79%      6.33%     14.36%
 TCW INVESTMENT MANAGEMENT COMPANY
 Fund -- TCW Galileo Value Opportunities Fund
 (Class I shares)(14)                                2.75%     38.25%     20.14%      N/A
 Russell Midcap Value Index                         (8.66%)    19.18%      7.75%      N/A
 Russell 2500 Value Index (Portfolio Benchmark)     (5.61%)    20.79%      6.33%      N/A



                                                      10
                                                    YEARS       SINCE      SINCE
 AXA PREMIER VIP SMALL/MID CAP VALUE                ENDED    INCEPTION   INCEPTION  INCEPTION
 PORTFOLIO                                        12/31/00     (FUND)   (COMPOSITE)     DATE
 ------------------------------------------       --------   ---------  ---------   -----------
 AXA ROSENBERG INVESTMENT MANAGEMENT LLC
 Composite -- Mid/Small Cap Value Composite          N/A        N/A       15.84%      05/01/00
 Russell 2500 Value Index (Portfolio Benchmark)      N/A        N/A       13.73%        N/A
 THE BOSTON COMPANY ASSET MANAGEMENT, LLC
 Composite -- Premier Value Equity Composite(13)    24.04%      N/A         N/A         N/A
 Russell Midcap Value Index                         17.88%      N/A         N/A         N/A
 Russell 2500 Value Index (Portfolio Benchmark)     18.03%      N/A         N/A         N/A
 TCW INVESTMENT MANAGEMENT COMPANY
 Fund -- TCW Galileo Value Opportunities Fund
 (Class I shares)(14)                                N/A       20.87%       N/A       11/01/96
 Russell Midcap Value Index                          N/A       14.83%       N/A         N/A
 Russell 2500 Value Index (Portfolio Benchmark)      N/A       14.11%       N/A         N/A




                                                      9
                                                    MONTHS        1 YEAR     3 YEARS
 AXA PREMIER VIP INTERNATIONAL EQUITY                ENDED         ENDED      ENDED
 PORTFOLIO                                          9/30/01      12/31/00    12/31/00
 ------------------------------------------        --------      ---------  ---------
 ALLIANCE CAPITAL MANAGEMENT L.P. (BERNSTEIN UNIT)
 Composite -- International Value (MSCI EAFE Cap
 Weighted, Unhedged Index)                         (18.50%)       (3.81%)     6.82%
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                             (26.56%)      (14.17%)     9.35%
 BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
 Composite -- International Equity Composite       (26.23%)       (8.78%)    11.47%
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                             (26.56%)      (14.17%)     9.35%
 OPPENHEIMERFUNDS, INC.
 Fund -- Oppenheimer International Growth Fund
 (Class B shares)                                  (38.30%)      (14.55%)    13.90%
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                             (26.56%)      (14.17%)     9.35%



                                                               10
                                                  5 YEARS     YEARS      SINCE        SINCE
 AXA PREMIER VIP INTERNATIONAL EQUITY              ENDED      ENDED    INCEPTION    INCEPTION     INCEPTION
 PORTFOLIO                                       12/31/00   12/31/00     (FUND)    (COMPOSITE)      DATE
 ------------------------------------------      --------   ---------  ---------   -----------    ---------
 ALLIANCE CAPITAL MANAGEMENT L.P. (BERNSTEIN UNIT)
 Composite -- International Value (MSCI EAFE Cap
 Weighted, Unhedged Index)                          5.76%       N/A       N/A          5.71%       07/01/94
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                              7.13%       N/A       N/A          7.03%          N/A
 BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
 Composite -- International Equity Composite       12.20%     13.30%      N/A           N/A           N/A
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                              7.13%      8.25%      N/A           N/A           N/A
 OPPENHEIMERFUNDS, INC.
 Fund -- Oppenheimer International Growth Fund
 (Class B shares)                                    N/A        N/A     17.44%          N/A        03/25/96
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                               N/A        N/A      6.88%          N/A           N/A


----------
(13) The Premier Value Equity Composite includes only accounts with $5 million or more in assets.

(14) TCW Galileo Value Opportunities Fund is a non-diversified fund.



                                   Appendix-7

APPENDIX


                                                   9
                                                 MONTHS       1 YEAR      3 YEARS   5 YEARS
                                                 ENDED         ENDED       ENDED     ENDED
 AXA PREMIER VIP TECHNOLOGY PORTFOLIO           9/30/01      12/31/00    12/31/00   12/31/00
 ------------------------------------------    --------     ---------    ---------  --------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Fund -- Alliance Technology Fund (Class C
   shares)                                     (45.15%)      (25.18%)     27.37%     20.53%
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                    (47.90%)      (34.10%)     26.70%     27.90%
 DRESDNER RCM GLOBAL INVESTORS LLC
 Fund -- Dresdner RCM Global Technology Fund
 (Class N shares)(16)                          (56.86%)      (14.60%)     57.09%     44.02%
 Composite -- Dresdner RCM Global Technology
 Composite                                     (55.63%)      (15.02%)      N/A        N/A
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                    (47.90%)      (34.10%)     26.70%     27.90%
 FIRSTHAND CAPITAL MANAGEMENT, INC.
 Fund -- Technology Leaders Fund(19)           (58.75%)      (24.23%)     50.51%      N/A
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                    (47.90%)      (34.10%)     26.70%      N/A



                                                   10
                                                 YEARS        SINCE        SINCE
                                                 ENDED      INCEPTION     INCEPTION     INCEPTION
 AXA PREMIER VIP TECHNOLOGY PORTFOLIO          12/31/00      (FUND)      (COMPOSITE)      DATE
 ------------------------------------------    --------     ---------    -----------    ---------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 Fund -- Alliance Technology Fund (Class C
   shares)                                        N/A        25.91%          N/A         05/03/93
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                       N/A        26.68%(15)      N/A           N/A
 DRESDNER RCM GLOBAL INVESTORS LLC
 Fund -- Dresdner RCM Global Technology Fund
 (Class N shares)(16)                             N/A        44.02%          N/A         12/27/95
 Composite -- Dresdner RCM Global Technology
 Composite                                        N/A         N/A           8.86%        12/01/99
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                       N/A        27.90%(17)   (19.78%)(18)     N/A
 FIRSTHAND CAPITAL MANAGEMENT, INC.
 Fund -- Technology Leaders Fund(19)              N/A        49.64%          N/A         12/10/97
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                       N/A        15.30%(20)      N/A           N/A




                                                   9
                                               MONTHS       1 YEAR    3 YEARS    5 YEARS
                                                ENDED       ENDED      ENDED      ENDED
 AXA PREMIER VIP HEALTH CARE PORTFOLIO         9/30/01    12/31/00   12/31/00   12/31/00
 ------------------------------------------    --------   ---------  ---------  -----------
 A I M CAPITAL MANAGEMENT, INC.
 Fund -- AIM Global Healthcare Fund (Class B
 shares)                                       (1.14%)     51.34%     23.25%      19.92%
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                   (10.58%)     44.71%     26.62%      19.29%
 DRESDNER RCM GLOBAL INVESTORS LLC
 Fund -- Dresdner RCM Global Health Care Fund
 (Class N shares)(21)                         (21.71%)     73.37%     40.99%       N/A
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                   (10.58%)     44.71%     26.62%       N/A
 WELLINGTON MANAGEMENT COMPANY, LLP
 Composite -- Diversified Health Care Total
 Composite                                     (7.52%)      N/A        N/A         N/A
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                   (10.58%)      N/A        N/A         N/A



                                                  10
                                                 YEARS       SINCE        SINCE
                                                 ENDED     INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP HEALTH CARE PORTFOLIO         12/31/00      (FUND)    (COMPOSITE)      DATE
 ------------------------------------------    --------    ---------   -----------    ----------
 A I M CAPITAL MANAGEMENT, INC.
 Fund -- AIM Global Healthcare Fund (Class B
 shares)                                         N/A         19.97%        N/A         04/01/93
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                     20.65%       21.11%        N/A           N/A
 DRESDNER RCM GLOBAL INVESTORS LLC
 Fund -- Dresdner RCM Global Health Care Fund
 (Class N shares)(21)                            N/A         38.16%        N/A         12/31/96
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                      N/A         23.71%        N/A           N/A
 WELLINGTON MANAGEMENT COMPANY, LLP
 Composite -- Diversified Health Care Total
 Composite                                       N/A           N/A        45.13%       05/31/00
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                      N/A           N/A        28.66%         N/A





----------
(15) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(16) Dresdner RCM Global Technology Fund is a non-diversified fund. Class N shares were first issued on 1/30/99. Performance for periods prior to that date are for Class I.

(17) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(18) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Account Composite.

(19) Technology Leaders Fund is a non-diversified fund.

(20) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(21) Dresdner RCM Global Health Care Fund is a non-diversified fund.


                                   Appendix-8

APPENDIX


                                                       9
                                                    MONTHS     1 YEAR    3 YEARS    5 YEARS
                                                    ENDED      ENDED      ENDED      ENDED
 AXA PREMIER VIP CORE BOND PORTFOLIO               9/30/01   12/31/00   12/31/00   12/31/00
 -----------------------------------              --------   ---------  ---------  --------
 BLACKROCK ADVISORS, INC.
 Fund -- BlackRock Core Bond Total Return Fund
 (Class B shares)                                   7.44%     10.77%     5.12%      5.12%
 Composite -- BlackRock Core Bond Composite         8.26%     11.27%     5.90%      6.03%
 Lehman Brothers Aggregate Bond Index (Portfolio
 Benchmark)                                         8.39%     11.63%     6.36%      6.46%
 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
 Fund -- PIMCO Total Return Fund (Class B shares)   8.27%     10.74%     5.75%      5.90%
 Fund -- PIMCO Total Return III (Adminstrative
 Class shares)                                      9.39%      9.83%     6.11%      6.50%
 Composite -- Total Return Full Authority
 Supplementary Composite                            8.44%     11.19%     6.10%      6.62%
 Lehman Brothers Aggregate Bond Index (Portfolio
 Benchmark)                                         8.39%     11.63%     6.36%      6.46%




                                                         10
                                                       YEARS         SINCE      SINCE
                                                       ENDED      INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP CORE BOND PORTFOLIO                 12/31/00       (FUND)    (COMPOSITE)      DATE
 -----------------------------------                 --------     ---------   -----------    ---------
 BLACKROCK ADVISORS, INC.
 Fund -- BlackRock Core Bond Total Return Fund
 (Class B shares)                                      N/A          6.25%         N/A         12/09/92
 Composite -- BlackRock Core Bond Composite            N/A           N/A         7.57%        04/30/91
 Lehman Brothers Aggregate Bond Index (Portfolio
 Benchmark)                                            N/A          7.05%        7.81%          N/A
 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
 Fund -- PIMCO Total Return Fund (Class B shares)     7.93%(22)      N/A          N/A           N/A
 Fund -- PIMCO Total Return III (Adminstrative
 Class shares)                                         N/A          8.39%         N/A         05/01/91
 Composite -- Total Return Full Authority
 Supplementary Composite                              8.52%          N/A          N/A           N/A
 Lehman Brothers Aggregate Bond Index (Portfolio
 Benchmark)                                           7.96%         7.81%         N/A           N/A





----------
(22) Performance return provided for Class C shares (the Class with the highest expense ratio for this period).



THE BENCHMARKS


The performance of Comparable Funds and/or Account Composites (collectively "Accounts") of each of the sub-advisers as shown on the preceding pages compares each Account's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index.


Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.


RUSSELL 3000 INDEX


Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.




RUSSELL 1000 GROWTH INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 1000 VALUE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.


STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.


RUSSELL MIDCAP GROWTH INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. These stocks are also members of the Russell 1000 Growth Index.


                                   Appendix-9

APPENDIX

RUSSELL MIDCAP VALUE INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe. These stocks are also members of the Russell 1000 Value Index.

RUSSELL 2000 GROWTH INDEX

Contains those Russell 2000 securities (all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 GROWTH INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 VALUE INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000 TECHNOLOGY INDEX



Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.



JPMORGAN H&Q HEALTHCARE INDEX

Contains a market capitalization weighted sampling of approximately 125 securities deemed to be healthcare-related by the JPMorgan H&Q research department. Stocks representing Biotech, Life Sciences, Pharmaceutical, Medical Products, and HealthCare Service providers are all included. Stocks with market capitalization greater than $15 billion are scaled back by the research department to represent less of the index than would otherwise be reflected by their market capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

LEHMAN BROTHERS AGGREGATE BOND INDEX



The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be dollar denominated.




                                  Appendix-10

If you would like more information about the portfolios, the following document is available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


              TO ORDER A FREE COPY OF A PORTFOLIO'S SAI, CONTACT
               YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIOS AT:

                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104

                            TELEPHONE: 866-231-8585



Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.




Information about the portfolios (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC's Internet site at:



                              HTTP://WWW.SEC.GOV.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:
                   publicinfo@sec.gov or by writing the SEC's
                           Public Reference Section,
                          Washington, D.C. 20549-0102.

                             AXA PREMIER VIP TRUST

AXA Premier VIP Large Cap Growth Portfolio        AXA Premier VIP International Equity Portfolio
AXA Premier VIP Large Cap Core Equity Portfolio   AXA Premier VIP Technology Portfolio
AXA Premier VIP Large Cap Value Portfolio         AXA Premier VIP Health Care Portfolio
AXA Premier VIP Small/MidCap Growth Portfolio     AXA Premier VIP Core Bond Portfolio
AXA Premier VIP Small/MidCap Value Portfolio






                  (Investment Company Act File No. 811-10509)









                    (Copyright)  2001 AXA Premier VIP Trust